Note 4 - Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]
4.	Notes Payable – Related Parties

On May 10, 2024, we issued 10% Original Issue Discount Promissory Notes (the “Notes”) with an aggregate principal amount of $150,000 to members of our Board of Directors and senior management, in exchange for gross cash proceeds to us of $135,000. The Notes were unsecured, bore interest at a rate of 15% per annum, and matured upon of the earlier of (i) six months from the issue date or (ii) three days following the date the Company completes an offering of its common stock with gross proceeds of not less than $5 million (a “Qualified Financing Event”). On August 22, 2024, following the successful completion of a Qualified Financing Event, we repaid the aggregate principal amount of the Notes in full, together with accrued interest. Total interest expense recorded during 2024 was $21,375, consisting of $15,000 of debt discount amortization and $6,375 of accrued interest.